Victory Trivalent International Fund -- Core Equity Expense Example - Victory Trivalent International Fund -- Core Equity	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	2,343
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,464
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,119
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,283